Note 6 - Equity Financings	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Equity Financing [Text Block]
Note
6
. Equity Financings

In
October
2015,
we entered into Stock Purchase Agreements (the “Purchase Agreements”) with each of Acuitas, Shamus, and Steve Gorlin, pursuant to which the Company received gross proceeds of
$2.0
million for the sale of approximately
1.1
million shares of the Company’s common stock, at a purchase price of
$1.80
per share.

In
September
2015,
we entered into a Stock Purchase Agreement with Acuitas, relating to the sale and issuance of approximately
250,000
shares of common stock for gross proceeds of
$463,000
(the
“September
Offering”). In
May
2015,
we entered into the Exchange Agreements whereby
3,546,203
warrants, at an exercise price of
$3.48
per shares, issued by the Company between
December
2011
and
May
2014,
were exchanged for
3,546,203
shares of common stock to eliminate the liability associated with these warrants.